Summary of Significant Accounting Policies (Details) - Schedule of contract assets and contract liabilities - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Contract Assets And Contract Liabilities Abstract
Contract assets	$ 55,125	$ 55,125	$ 43,360
Contract liabilities			$ 228,514